PROPERTY, PLANT AND EQUIPMENT - VIU Cash Generating Units (Details)	Dec. 31, 2018 $ / bbl $ / $ $ / MMBTU	Dec. 31, 2017 $ / bbl $ / $ $ / MMBTU
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.32	1.27
Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.28	1.25
Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.23
Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.22
Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.20
Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.19
Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.18
Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.18
Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.18
Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	1.25	1.18
Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / $	0.00	1.18
Edmonton Crude Ref Oil
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	63.50	71.36
Edmonton Crude Ref Oil | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	75.55	73.44
Edmonton Crude Ref Oil | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	80.50	75.47
Edmonton Crude Ref Oil | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	83.25	80.49
Edmonton Crude Ref Oil | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	85.60	82.38
Edmonton Crude Ref Oil | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	87.62	84.22
Edmonton Crude Ref Oil | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	90.01	86.01
Edmonton Crude Ref Oil | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	92.68	88.85
Edmonton Crude Ref Oil | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	94.53	90.62
Edmonton Crude Ref Oil | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	96.42	92.43
Edmonton Crude Ref Oil | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
AECO Gas
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	1.90	2.52
AECO Gas | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	2.29	2.93
AECO Gas | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	2.71	3.22
AECO Gas | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.03	3.51
AECO Gas | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.21	3.75
AECO Gas | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.33	3.85
AECO Gas | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.44	3.95
AECO Gas | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.50	4.11
AECO Gas | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.57	4.27
AECO Gas | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections | $ / MMBTU	3.65	4.35
AECO Gas | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
Butane
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	20.96	51.38
Butane | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	37.02	52.88
Butane | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	45.89	54.34
Butane | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	54.95	57.96
Butane | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	58.21	59.31
Butane | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	61.33	60.64
Butane | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	62.10	61.93
Butane | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	63.95	63.97
Butane | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	65.22	65.25
Butane | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	66.53	66.55
Butane | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
Propane
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	28.58	35.68
Propane | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	33.24	36.72
Propane | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	37.03	35.85
Propane | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	38.30	36.22
Propane | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	41.52	37.07
Propane | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	42.93	37.90
Propane | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	44.10	38.70
Propane | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	45.41	39.98
Propane | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	46.32	40.78
Propane | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	47.25	41.60
Propane | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%
Condensate
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	67.95	74.93
Condensate | Later than one year not later than two years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	78.95	77.12
Condensate | Later than two years and not later than three years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	83.72	79.25
Condensate | Later than three years and not later than four years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	86.58	84.52
Condensate | Later than four years and not later than five years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	88.60	86.50
Condensate | Later than five years and not later than six years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	90.68	88.43
Condensate | Later than six years and not later than seven years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	93.16	90.31
Condensate | Later than seven years and not later than eight years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	95.92	93.29
Condensate | Later than eight years and not later than nine years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	97.84	95.15
Condensate | Later than nine years and not later than ten years
Disclosure of information for cash-generating units [line items]
Value in use commodity rate applied to cash flow projections	99.79	97.06
Condensate | Thereafter
Disclosure of information for cash-generating units [line items]
Value in use commodity rate increase per year applied to cash flow projections	2.00%	2.00%